PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

9.    PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$

Machinery and equipment	95,979	79,941
Electronics and office equipment	1,280	512
Motor vehicles	966	901
Leasehold improvements	9,082	5,704
Construction in progress	7,662	8,703

Property and equipment, cost	114,969	95,761
Less: Accumulated depreciation	(22,284)	(34,151)
Less: Provision for impairment	(22,486)	(34,390)

Property and equipment, net	70,199	27,220

9.    PROPERTY AND EQUIPMENT, NET (continued)

Depreciation expenses from continuing operations for the years ended December 31, 2020, 2021 and 2022 were approximately US$2,253, US$14,328 and US$24,050, respectively. Depreciation expenses from discontinued operations were approximately US$4,075, US$734 and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

Impairment of property and equipment for the year ended December 31, 2021 was approximately US$22,392, mainly due to the closure and demolition of data centers in Sichuan, China. Impairment for the year ended December 31, 2022 was approximately US$35,224, which was mainly due to the impairment of mining machines in Kazakhstan and the USA and impairment of mining machines of Loto Interactive in Kazakhstan prior to the disposal of Loto Interactive. See Note 5 for detailed discussion of the disposal of  Loto Interactive. There was no such impairment for the years ended December 31, 2020.